INCOME TAXES (Details - Unrecognized deferred tax) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
2018 to 2022
Disclosure of deductible temporary differences for which no deferred tax asset is recognised [line items]
Unrecognized deferred tax assets	$ 8	$ 0
2023 and Thereafter
Disclosure of deductible temporary differences for which no deferred tax asset is recognised [line items]
Unrecognized deferred tax assets	$ 108	$ 98